Customers and Other Financing and Non-Financing Receivables - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade and Other Receivables [Line Items]
Customers, net	$ 139,667,846	$ 111,994,478
Accounts receivable include impairment	(39,964,728)	(37,328,647)
Amount of impairment	(2,636,078)	(12,931,983)
Domestic customers
Trade and Other Receivables [Line Items]
Customers, net	108,506,354	90,666,378
Export customers
Trade and Other Receivables [Line Items]
Customers, net	$ 31,161,492	$ 21,328,100